Accounts and Other Receivables (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts and Other Receivables [abstract]
Trade receivables from concentrate sales	$ 28,132	$ 34,250
Advances and other receivables	3,179	1,249
Value added taxes recoverable	1,458	871
Total accounts and other receivables	32,769	36,370
Amount of past due	$ 0	$ 0